AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.*	13,056	$1,859,435
BWX Technologies, Inc.	56,215	3,706,817
Curtiss-Wright Corp.	25,201	2,988,839
Mercury Systems, Inc.*	26,387	1,864,242
		10,419,333
Auto Components — 1.6%
Fox Factory Holding Corp.*	61,109	7,764,510
Patrick Industries, Inc.	55,716	4,735,860
		12,500,370
Automobiles — 0.8%
Thor Industries, Inc.(a)	44,705	6,023,552
Banks — 1.3%
Synovus Financial Corp.	70,273	3,214,990
Triumph Bancorp, Inc.*	59,535	4,607,414
Western Alliance Bancorp	28,758	2,715,905
		10,538,309
Biotechnology — 17.8%
Adverum Biotechnologies, Inc.*(a)	158,030	1,558,176
Allakos, Inc.*(a)	26,226	3,010,220
Allogene Therapeutics, Inc.*(a)	44,710	1,578,263
ALX Oncology Holdings, Inc.*(a)	33,819	2,493,813
Apellis Pharmaceuticals, Inc.*	134,756	5,782,380
Arcus Biosciences, Inc.*(a)	71,500	2,007,720
Arena Pharmaceuticals, Inc.*	30,511	2,117,158
Arrowhead Pharmaceuticals, Inc.*	35,191	2,333,515
Ascendis Pharma A/S (Denmark), ADR*	13,240	1,706,371
Avidity Biosciences, Inc.*(a)	45,760	998,026
Beam Therapeutics, Inc.*(a)	26,190	2,096,248
Biohaven Pharmaceutical Holding Co. Ltd.*	37,973	2,595,455
Bluebird Bio, Inc.*	49,070	1,479,460
Blueprint Medicines Corp.*	20,954	2,037,357
Celldex Therapeutics, Inc.*	82,061	1,690,457
Celyad Oncology SA (Belgium), ADR*(a)	31,015	216,485
ChemoCentryx, Inc.*	49,752	2,549,292
Compass Pathways PLC (United Kingdom), ADR*(a)	29,400	1,082,508
Constellation Pharmaceuticals, Inc.*(a)	139,844	3,270,951
CytomX Therapeutics, Inc.*(a)	125,600	970,888
DermTech, Inc.*(a)	32,490	1,650,167
Design Therapeutics, Inc.*	17,200	514,280
Dicerna Pharmaceuticals, Inc.*	100,692	2,574,694
Dyne Therapeutics, Inc.*(a)	107,169	1,664,335
Equillium, Inc.*(a)	127,530	911,840
Fate Therapeutics, Inc.*(a)	51,481	4,244,608
Generation Bio Co.*(a)	48,990	1,394,255
Heron Therapeutics, Inc.*(a)	136,346	2,210,169
Homology Medicines, Inc.*(a)	153,529	1,444,708
ImmunoGen, Inc.*(a)	265,205	2,148,160
Instil Bio, Inc.*	33,600	842,688
Iovance Biotherapeutics, Inc.*	59,581	1,886,334
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Jounce Therapeutics, Inc.*	111,840	$1,148,597
KalVista Pharmaceuticals, Inc.*	45,012	1,156,358
Karuna Therapeutics, Inc.*	8,708	1,046,963
Karyopharm Therapeutics, Inc.*(a)	140,534	1,478,418
Kodiak Sciences, Inc.*(a)	25,508	2,892,352
Kronos Bio, Inc.*(a)	49,300	1,443,011
Kura Oncology, Inc.*	168,021	4,749,954
Kymera Therapeutics, Inc.*(a)	27,500	1,068,650
MacroGenics, Inc.*	58,220	1,854,307
Madrigal Pharmaceuticals, Inc.*(a)	20,579	2,407,126
Mersana Therapeutics, Inc.*	147,797	2,391,355
Mirati Therapeutics, Inc.*	17,169	2,941,050
Natera, Inc.*(a)	27,938	2,836,825
Nkarta, Inc.*(a)	25,367	834,574
Novavax, Inc.*(a)	15,695	2,845,660
Opthea Ltd. (Australia), ADR*	64,080	618,372
ORIC Pharmaceuticals, Inc.*(a)	48,420	1,186,290
PMV Pharmaceuticals, Inc.*(a)	37,100	1,220,219
PTC Therapeutics, Inc.*	53,043	2,511,586
Radius Health, Inc.*	102,404	2,136,147
RAPT Therapeutics, Inc.*(a)	52,515	1,165,833
Replimune Group, Inc.*	49,740	1,517,567
REVOLUTION Medicines, Inc.*	67,220	3,084,054
Rocket Pharmaceuticals, Inc.*	50,888	2,257,901
Rubius Therapeutics, Inc.*(a)	56,010	1,484,265
Sage Therapeutics, Inc.*	20,990	1,571,101
Scholar Rock Holding Corp.*(a)	30,160	1,527,906
SpringWorks Therapeutics, Inc.*(a)	36,410	2,678,684
Syndax Pharmaceuticals, Inc.*	95,537	2,136,207
TCR2 Therapeutics, Inc.*	120,106	2,651,940
TG Therapeutics, Inc.*	47,348	2,282,174
Turning Point Therapeutics, Inc.*	51,188	4,841,873
Twist Bioscience Corp.*(a)	16,110	1,995,385
Ultragenyx Pharmaceutical, Inc.*	25,602	2,915,044
Veracyte, Inc.*(a)	57,541	3,092,829
Y-mAbs Therapeutics, Inc.*(a)	65,342	1,975,942
		139,007,500
Building Products — 2.6%
Advanced Drainage Systems, Inc.	37,920	3,920,549
Armstrong World Industries, Inc.	24,026	2,164,502
AZEK Co., Inc. (The)*	26,970	1,134,089
Builders FirstSource, Inc.*	177,114	8,212,776
Simpson Manufacturing Co., Inc.	23,900	2,479,147
Trex Co., Inc.*	28,686	2,625,916
		20,536,979
Capital Markets — 0.5%
Stifel Financial Corp.	59,915	3,838,155
Chemicals — 0.8%
Axalta Coating Systems Ltd.*	106,300	3,144,354
Ingevity Corp.*	36,546	2,760,319
		5,904,673
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.*	37,185	3,125,771
A1

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Tetra Tech, Inc.	37,158	$5,043,084
		8,168,855
Communications Equipment — 0.8%
Lumentum Holdings, Inc.*	40,940	3,739,869
Viavi Solutions, Inc.*	164,180	2,577,626
		6,317,495
Construction & Engineering — 0.4%
Arcosa, Inc.	43,770	2,848,989
Consumer Finance — 1.2%
Green Dot Corp. (Class A Stock)*	37,930	1,736,815
OneMain Holdings, Inc.	67,273	3,613,905
PRA Group, Inc.*	70,910	2,628,634
PROG Holdings, Inc.	41,990	1,817,747
		9,797,101
Diversified Consumer Services — 0.2%
Arco Platform Ltd. (Brazil) (Class A Stock)*(a)	71,870	1,821,186
Diversified Financial Services — 0.1%
ArcLight Clean Transition Corp. (Class A Stock)*(a)	44,632	798,020
Diversified Telecommunication Services — 1.1%
Bandwidth, Inc. (Class A Stock)*(a)	53,775	6,815,443
Vonage Holdings Corp.*	125,700	1,485,774
		8,301,217
Electrical Equipment — 1.1%
EnerSys	25,154	2,283,983
Plug Power, Inc.*(a)	132,581	4,751,703
Sunrun, Inc.*	29,590	1,789,603
		8,825,289
Electronic Equipment, Instruments & Components — 1.5%
II-VI, Inc.*(a)	61,369	4,195,798
Insight Enterprises, Inc.*	41,435	3,953,728
Itron, Inc.*	38,440	3,407,706
		11,557,232
Equity Real Estate Investment Trusts (REITs) — 2.6%
Essential Properties Realty Trust, Inc.	142,844	3,261,128
Independence Realty Trust, Inc.(a)	199,454	3,031,701
JBG SMITH Properties	77,805	2,473,421
PS Business Parks, Inc.	29,888	4,620,087
Rexford Industrial Realty, Inc.	68,432	3,448,973
Ryman Hospitality Properties, Inc.*	47,439	3,676,997
		20,512,307
Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*(a)	54,900	2,462,814
Performance Food Group Co.*	93,705	5,398,345
		7,861,159
Food Products — 2.1%
Freshpet, Inc.*	71,537	11,360,791
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Hostess Brands, Inc.*(a)	171,198	$2,454,980
Simply Good Foods Co. (The)*	96,041	2,921,567
		16,737,338
Health Care Equipment & Supplies — 4.8%
AtriCure, Inc.*	50,404	3,302,470
Cardiovascular Systems, Inc.*	54,339	2,083,357
CryoPort, Inc.*(a)	39,280	2,042,953
Eargo, Inc.*(a)	19,100	954,045
Glaukos Corp.*(a)	33,216	2,787,819
Globus Medical, Inc. (Class A Stock)*	57,841	3,567,054
Integer Holdings Corp.*	45,976	4,234,390
Integra LifeSciences Holdings Corp.*	69,243	4,783,999
iRhythm Technologies, Inc.*(a)	19,065	2,647,366
Nevro Corp.*(a)	19,040	2,656,080
OraSure Technologies, Inc.*(a)	113,236	1,321,464
Silk Road Medical, Inc.*	36,450	1,846,192
SmileDirectClub, Inc.*(a)	216,800	2,235,208
Tandem Diabetes Care, Inc.*	33,464	2,953,198
		37,415,595
Health Care Providers & Services — 4.7%
AdaptHealth Corp.*	156,596	5,756,469
Addus HomeCare Corp.*	29,915	3,128,810
Amedisys, Inc.*	10,056	2,662,728
Hanger, Inc.*	49,140	1,121,375
HealthEquity, Inc.*	35,250	2,397,000
Innovage Holding Corp.*(a)	52,980	1,366,354
LHC Group, Inc.*	39,322	7,518,760
ModivCare, Inc.*	33,960	5,030,155
R1 RCM, Inc.*	246,042	6,072,316
Surgery Partners, Inc.*	40,630	1,798,284
		36,852,251
Health Care Technology — 2.3%
Health Catalyst, Inc.*(a)	113,776	5,321,304
Inspire Medical Systems, Inc.*	18,090	3,744,449
Omnicell, Inc.*	71,760	9,319,471
		18,385,224
Hotels, Restaurants & Leisure — 4.2%
Bally’s Corp.*(a)	26,700	1,734,966
BJ’s Restaurants, Inc.*(a)	60,026	3,486,310
Brinker International, Inc.*	43,580	3,096,795
Churchill Downs, Inc.	43,070	9,794,979
GAN Ltd. (United Kingdom)*(a)	131,302	2,389,696
Penn National Gaming, Inc.*	59,619	6,250,456
Wingstop, Inc.	47,121	5,992,378
		32,745,580
Household Durables — 1.4%
Meritage Homes Corp.*	18,270	1,679,378
Skyline Champion Corp.*	47,520	2,150,755
TopBuild Corp.*	33,790	7,076,640
		10,906,773

A2

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 0.7%
James River Group Holdings Ltd.	61,443	$2,803,030
Kemper Corp.	32,570	2,596,480
		5,399,510
Interactive Media & Services — 0.4%
Cargurus, Inc.*	53,390	1,272,284
EverQuote, Inc. (Class A Stock)*	54,930	1,993,409
		3,265,693
Internet & Direct Marketing Retail — 0.4%
Shutterstock, Inc.	32,946	2,933,512
IT Services — 5.1%
Concentrix Corp.*	30,268	4,531,725
DigitalOcean Holdings, Inc.*	43,230	1,821,280
ExlService Holdings, Inc.*	55,107	4,968,447
LiveRamp Holdings, Inc.*	77,420	4,016,550
Perficient, Inc.*	83,800	4,920,736
Repay Holdings Corp.*	242,210	5,687,091
Shift4 Payments, Inc. (Class A Stock)*	25,440	2,086,334
Verra Mobility Corp.*(a)	337,741	4,571,324
Wix.com Ltd. (Israel)*	16,530	4,615,507
WNS Holdings Ltd. (India), ADR*	32,677	2,367,122
		39,586,116
Leisure Products — 1.0%
YETI Holdings, Inc.*	106,550	7,693,976
Life Sciences Tools & Services — 1.1%
NanoString Technologies, Inc.*	49,581	3,257,968
NeoGenomics, Inc.*	67,291	3,245,445
Quanterix Corp.*	30,190	1,765,209
		8,268,622
Machinery — 4.3%
Altra Industrial Motion Corp.	38,285	2,117,926
Chart Industries, Inc.*	19,730	2,808,566
ESCO Technologies, Inc.	27,510	2,995,564
Evoqua Water Technologies Corp.*	132,330	3,480,279
ITT, Inc.	44,366	4,033,313
John Bean Technologies Corp.(a)	36,704	4,894,111
Kornit Digital Ltd. (Israel)*	26,120	2,589,014
Rexnord Corp.	80,245	3,778,737
SPX Corp.*	56,586	3,297,266
SPX FLOW, Inc.	55,441	3,511,079
		33,505,855
Media — 0.6%
Cardlytics, Inc.*(a)	43,044	4,721,927
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	98,299	5,451,663
Personal Products — 1.0%
BellRing Brands, Inc. (Class A Stock)*	200,631	4,736,898
elf Beauty, Inc.*	111,260	2,985,106
		7,722,004
Pharmaceuticals — 1.1%
Arvinas, Inc.*	28,507	1,884,313
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	15,768	$1,572,069
Revance Therapeutics, Inc.*	87,940	2,457,923
Theravance Biopharma, Inc.*(a)	117,382	2,395,767
		8,310,072
Professional Services — 2.5%
ASGN, Inc.*	51,913	4,954,577
CACI International, Inc. (Class A Stock)*(a)	17,354	4,280,538
Exponent, Inc.	40,292	3,926,455
Insperity, Inc.	38,595	3,231,945
Science Applications International Corp.	35,525	2,969,535
		19,363,050
Road & Rail — 0.7%
Marten Transport Ltd.	93,402	1,585,032
Saia, Inc.*	18,020	4,155,052
		5,740,084
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Energy Industries, Inc.	38,830	4,239,071
Axcelis Technologies, Inc.*(a)	87,986	3,615,345
Cirrus Logic, Inc.*	36,723	3,113,743
CMC Materials, Inc.	16,750	2,961,232
FormFactor, Inc.*	84,260	3,800,969
Lattice Semiconductor Corp.*	227,052	10,221,881
MACOM Technology Solutions Holdings, Inc.*	82,430	4,782,589
Power Integrations, Inc.	63,017	5,134,625
Silicon Laboratories, Inc.*	20,390	2,876,417
Synaptics, Inc.*	38,128	5,163,294
		45,909,166
Software — 9.9%
ACI Worldwide, Inc.*	87,520	3,330,136
Alarm.com Holdings, Inc.*	46,399	4,007,946
Avaya Holdings Corp.*	277,170	7,769,075
Blackbaud, Inc.*	41,418	2,943,991
Digital Turbine, Inc.*	64,545	5,186,836
Everbridge, Inc.*(a)	49,343	5,979,385
Five9, Inc.*	30,593	4,782,604
J2 Global, Inc.*(a)	28,471	3,412,534
Manhattan Associates, Inc.*	29,391	3,449,916
Medallia, Inc.*(a)	145,313	4,052,780
Mimecast Ltd.*	56,191	2,259,440
Olo, Inc. (Class A Stock)*	3,500	92,365
Paylocity Holding Corp.*	12,175	2,189,430
Q2 Holdings, Inc.*	57,177	5,729,135
Rapid7, Inc.*(a)	58,204	4,342,600
Sprout Social, Inc. (Class A Stock)*	62,056	3,584,355
SVMK, Inc.*	97,797	1,791,641
Telos Corp.*(a)	64,710	2,453,803
Varonis Systems, Inc.*	196,651	10,096,062
		77,454,034

A3

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.0%
Floor & Decor Holdings, Inc. (Class A Stock)*	44,120	$4,212,578
Foot Locker, Inc.	78,729	4,428,506
Lithia Motors, Inc. (Class A Stock)	18,899	7,372,311
		16,013,395
Textiles, Apparel & Luxury Goods — 2.6%
Canada Goose Holdings, Inc. (Canada)*(a)	47,000	1,844,750
Deckers Outdoor Corp.*	18,360	6,066,512
PVH Corp.*	50,896	5,379,707
Steven Madden Ltd.	52,720	1,964,347
Under Armour, Inc. (Class C Stock)*(a)	218,713	4,037,442
Wolverine World Wide, Inc.	38,435	1,472,829
		20,765,587
Thrifts & Mortgage Finance — 0.9%
MGIC Investment Corp.	255,688	3,541,279
Walker & Dunlop, Inc.	36,310	3,730,489
		7,271,768
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	43,914	4,003,639
Boise Cascade Co.	55,563	3,324,334
SiteOne Landscape Supply, Inc.*(a)	24,460	4,176,301
		11,504,274

Total Long-Term Investments (cost $592,906,817)		779,500,790
Short-Term Investments — 15.6%
Affiliated Mutual Fund — 15.6%
PGIM Institutional Money Market Fund (cost $122,333,964; includes $122,318,987 of cash collateral for securities on loan)(b)(we)	122,390,870	122,329,674
	Shares	Value

Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	373	$373
(cost $373)

Total Short-Term Investments (cost $122,334,337)		122,330,047

TOTAL INVESTMENTS—115.2% (cost $715,241,154)		901,830,837

Liabilities in excess of other assets — (15.2)%		(118,921,012)

Net Assets — 100.0%		$782,909,825

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $122,989,825; cash collateral of $122,318,987 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4